LAND USE RIGHT, NET	12 Months Ended
Dec. 31, 2024
Text Block [Abstract]
LAND USE RIGHT, NET
8.	LAND USE RIGHT, NET

	December 31,
	2024	2023
Cost	$178,844	$177,738
Less: accumulated amortization	(76,215)	(72,434)

Land use right, net	$102,629	$105,304